CAPITAL ASSETS	12 Months Ended
Dec. 31, 2022
CAPITAL ASSETS
CAPITAL ASSETS
11.	CAPITAL ASSETS

					Right-of-Use
	Computer			Right-of-Use	Asset –
	Hardware		Buildings &	Asset – Office	Equipment	Leasehold
Cost	& Software	Equipment	Structures	Leases	Leases	Improvements	Total
Balance, December 31, 2020	$193	$1,194	$8,587	$1,683	$2,522	$2,511	$16,690
Additions	—	1,017	4,045	93	—	286	5,441
Transfer on purchase	—	578	—	—	(578)	—	—
Disposal	—	(40)	—	—	—	—	(40)
Balance, December 31, 2021	193	2,749	12,632	1,776	1,944	2,797	22,091
Additions	42	459	713	1,443	1,354	—	4,011
Transfer on purchase	—	—	4,466	—	(1,669)	(2,797)	—
Disposal	—	(545)	—	—	—	—	(545)
Derecognition	—	—	—	—	(275)	—	(275)
PST Rebate	—	(48)	(89)	—	—	—	(137)
Balance, December 31, 2022	$235	$2,615	$17,722	$3,219	$1,354	$—	$25,145
Accumulated depreciation
Balance, December 31, 2020	$132	456	—	479	238	—	1,305
Depreciation – G&A	20	7	—	280	13	—	320
Depreciation – E&E (Note 9)	—	289	512	—	400	494	1,695
Disposals	—	(4)	—	—	—	—	(4)
Balance, December 31, 2021	152	748	512	759	651	494	3,316
Depreciation – G&A	14	5	—	257	13	—	289
Depreciation – E&E (Note 9)	—	383	883	88	177	92	1,623
Transfer on purchase	—	112	1,114	—	(640)	(586)	—
Disposals	—	(203)	—	—	—	—	(203)
Derecognition	—	—	—	—	(116)	—	(116)
Balance, December 31, 2022	$166	$1,045	$2,509	$1,104	$85	$—	$4,909
Carrying value
Balance, December 31, 2021	$41	$2,001	$12,120	$1,017	$1,293	$2,303	$18,775
Balance, December 31, 2022	$69	$1,570	$15,213	$2,115	$1,269	$—	$20,236